Stock-Based Compensation - Summary of assumptions in the binomial option-pricing model used to determine the fair value of stock options (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying common stock				$ 0.33
Maximum [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying common stock	$ 5.26	$ 0.65	$ 0.65
Weighted average risk-free interest rate	1.29%	1.55%	1.55%	2.56%
Expected term (years)	6 years	6 years	6 years	6 years 4 months 24 days
Expected volatility	68.80%	70.36%	70.40%	74.40%
Minimum [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of underlying common stock	$ 0.82	$ 0.46	$ 0.46
Weighted average risk-free interest rate	0.48%	0.27%	0.27%	1.62%
Expected term (years)	5 years	5 years	5 years	5 years
Expected volatility	67.27%	69.53%	69.50%	70.00%